Investment Risks - Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional)	Apr. 30, 2025
Allspring Emerging Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Allspring Emerging Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Allspring Emerging Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Allspring Emerging Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Allspring Emerging Growth Fund | Smaller Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Allspring Emerging Growth Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Allspring Emerging Growth Fund | Growth/Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Allspring Emerging Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Allspring Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Allspring Large Cap Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Allspring Large Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Allspring Large Cap Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Allspring Large Cap Value Fund | Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.
Allspring Large Cap Value Fund | Growth/Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Allspring Large Cap Value Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Allspring Small Company Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Allspring Small Company Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Allspring Small Company Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Allspring Small Company Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Allspring Small Company Growth Fund | Smaller Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Allspring Small Company Growth Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Allspring Small Company Growth Fund | Growth/Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Allspring Small Company Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Allspring Small Company Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Allspring Small Company Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Allspring Small Company Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Allspring Small Company Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Allspring Small Company Value Fund | Smaller Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Allspring Small Company Value Fund | Growth/Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Allspring Small Company Value Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.